Long-Term Incentive Programs and Management remuneration (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 shares BRL (R$) R$ / shares	Dec. 31, 2022 BRL (R$)
Long-Term Incentive Programs and Management remuneration
Granted Shares | R$	2,300,000	240,000
Restricted share units
Long-Term Incentive Programs and Management remuneration
Granted Shares	2,600,791
Restricted share units | 08. 09. 2021
Long-Term Incentive Programs and Management remuneration
Grant Date	08.09.2021
Vesting Date	12.22.2022
Granted Shares	45,522
Weighted average grant date fair value (Per share) | R$ / shares	R$ 59.11
Restricted share units | 08. 23. 2021
Long-Term Incentive Programs and Management remuneration
Grant Date	08.23.2021
Vesting Date	12.22.2022
Granted Shares	11,436
Weighted average grant date fair value (Per share) | R$ / shares	R$ 84.5
Restricted share units | 08. 24. 2021
Long-Term Incentive Programs and Management remuneration
Grant Date	08.24.2021
Vesting Date	12.22.2022
Granted Shares	3,833
Weighted average grant date fair value (Per share) | R$ / shares	R$ 86.68
Restricted share units | 05. 05. 2022
Long-Term Incentive Programs and Management remuneration
Grant Date	05.05.2022
Vesting Date	05.09.2024
Granted Shares	240,000
Weighted average grant date fair value (Per share) | R$ / shares	R$ 75.72
Restricted share units | 03. 13. 2023
Long-Term Incentive Programs and Management remuneration
Grant Date	03.13.2023
Vesting Date	12.31.2025
Granted Shares	2,300,000
Weighted average grant date fair value (Per share) | R$ / shares	R$ 8.34